Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2019-C49
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C49

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950| Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001WAW8	2.959000%	18,904,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001WAX6	3.860000%	20,083,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001WAZ1	3.933000%	31,974,000.00	16,127,706.17	521,579.11	52,858.56	0.00	0.00	574,437.67	15,606,127.06	36.07%	30.00%
A-3	95001WAY4	3.749000%	47,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95001WBA5	3.760000%	200,000,000.00	157,871,958.45	0.00	494,665.47	0.00	0.00	494,665.47	157,871,958.45	36.07%	30.00%
A-5	95001WBB3	4.023000%	223,499,000.00	223,499,000.00	0.00	749,280.40	0.00	0.00	749,280.40	223,499,000.00	36.07%	30.00%
A-S	95001WBE7	4.244000%	46,453,000.00	46,453,000.00	0.00	164,288.78	0.00	0.00	164,288.78	46,453,000.00	28.58%	24.00%
B	95001WBF4	4.546000%	40,647,000.00	40,647,000.00	0.00	153,984.39	0.00	0.00	153,984.39	40,647,000.00	22.04%	18.75%
C	95001WBG2	4.866000%	38,712,000.00	38,712,000.00	0.00	156,977.16	0.00	0.00	156,977.16	38,712,000.00	15.80%	13.75%
D	95001WAC2	3.000000%	26,014,000.00	26,014,000.00	0.00	65,035.00	0.00	0.00	65,035.00	26,014,000.00	11.61%	10.39%
E-RR	95001WAF5	5.297528%	18,504,000.00	18,504,000.00	0.00	81,687.88	0.00	0.00	81,687.88	18,504,000.00	8.63%	8.00%
F-RR	95001WAH1	5.297528%	10,646,000.00	10,646,000.00	0.00	46,997.90	0.00	0.00	46,997.90	10,646,000.00	6.92%	6.63%
G-RR	95001WAK4	5.297528%	9,677,000.00	9,677,000.00	0.00	42,720.15	0.00	0.00	42,720.15	9,677,000.00	5.36%	5.38%
H-RR	95001WAM0	5.297528%	8,711,000.00	8,711,000.00	0.00	38,455.64	0.00	0.00	38,455.64	8,711,000.00	3.96%	4.25%
J-RR	95001WAP3	5.297528%	8,710,000.00	8,710,000.00	0.00	38,451.23	0.00	0.00	38,451.23	8,710,000.00	2.55%	3.13%
K-RR*	95001WAR9	5.297528%	24,194,767.00	15,860,737.63	0.00	53,956.28	0.00	0.00	53,956.28	15,860,737.63	0.00%	0.00%
V	95001WAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001WAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,228,767.00	621,433,402.25	521,579.11	2,139,358.84	0.00	0.00	2,660,937.95	620,911,823.14

X-A	95001WBC1	1.382634%	541,960,000.00	397,498,664.62	0.00	457,995.90	0.00	0.00	457,995.90	396,977,085.51
X-B	95001WBD9	0.764571%	125,812,000.00	125,812,000.00	0.00	80,160.19	0.00	0.00	80,160.19	125,812,000.00
X-D	95001WAA6	2.297528%	26,014,000.00	26,014,000.00	0.00	49,806.58	0.00	0.00	49,806.58	26,014,000.00
Notional SubTotal			693,786,000.00	549,324,664.62	0.00	587,962.67	0.00	0.00	587,962.67	548,803,085.51

Deal Distribution Total					521,579.11	2,727,321.51	0.00	0.00	3,248,900.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001WAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001WAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001WAZ1	504.40064334	16.31260118	1.65317320	0.00000000	0.00000000	0.00000000	0.00000000	17.96577438	488.08804216
A-3	95001WAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95001WBA5	789.35979225	0.00000000	2.47332735	0.00000000	0.00000000	0.00000000	0.00000000	2.47332735	789.35979225
A-5	95001WBB3	1,000.00000000	0.00000000	3.35250001	0.00000000	0.00000000	0.00000000	0.00000000	3.35250001	1,000.00000000
A-S	95001WBE7	1,000.00000000	0.00000000	3.53666674	0.00000000	0.00000000	0.00000000	0.00000000	3.53666674	1,000.00000000
B	95001WBF4	1,000.00000000	0.00000000	3.78833346	0.00000000	0.00000000	0.00000000	0.00000000	3.78833346	1,000.00000000
C	95001WBG2	1,000.00000000	0.00000000	4.05500000	0.00000000	0.00000000	0.00000000	0.00000000	4.05500000	1,000.00000000
D	95001WAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001WAF5	1,000.00000000	0.00000000	4.41460657	0.00000000	0.00000000	0.00000000	0.00000000	4.41460657	1,000.00000000
F-RR	95001WAH1	1,000.00000000	0.00000000	4.41460642	0.00000000	0.00000000	0.00000000	0.00000000	4.41460642	1,000.00000000
G-RR	95001WAK4	1,000.00000000	0.00000000	4.41460680	0.00000000	0.00000000	0.00000000	0.00000000	4.41460680	1,000.00000000
H-RR	95001WAM0	1,000.00000000	0.00000000	4.41460682	0.00000000	0.00000000	0.00000000	0.00000000	4.41460682	1,000.00000000
J-RR	95001WAP3	1,000.00000000	0.00000000	4.41460735	0.00000000	0.00000000	0.00000000	0.00000000	4.41460735	1,000.00000000
K-RR	95001WAR9	655.54413605	0.00000000	2.23008058	0.66388901	85.56588332	0.00000000	0.00000000	2.23008058	655.54413605
V	95001WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001WBC1	733.44649904	0.00000000	0.84507325	0.00000000	0.00000000	0.00000000	0.00000000	0.84507325	732.48410493
X-B	95001WBD9	1,000.00000000	0.00000000	0.63714264	0.00000000	0.00000000	0.00000000	0.00000000	0.63714264	1,000.00000000
X-D	95001WAA6	1,000.00000000	0.00000000	1.91460675	0.00000000	0.00000000	0.00000000	0.00000000	1.91460675	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	52,858.56	0.00	52,858.56	0.00	0.00	0.00	52,858.56	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	494,665.47	0.00	494,665.47	0.00	0.00	0.00	494,665.47	0.00
A-5	07/01/26 - 07/30/26	30	0.00	749,280.40	0.00	749,280.40	0.00	0.00	0.00	749,280.40	0.00
X-A	07/01/26 - 07/30/26	30	0.00	457,995.90	0.00	457,995.90	0.00	0.00	0.00	457,995.90	0.00
X-B	07/01/26 - 07/30/26	30	0.00	80,160.19	0.00	80,160.19	0.00	0.00	0.00	80,160.19	0.00
X-D	07/01/26 - 07/30/26	30	0.00	49,806.58	0.00	49,806.58	0.00	0.00	0.00	49,806.58	0.00
A-S	07/01/26 - 07/30/26	30	0.00	164,288.78	0.00	164,288.78	0.00	0.00	0.00	164,288.78	0.00
B	07/01/26 - 07/30/26	30	0.00	153,984.39	0.00	153,984.39	0.00	0.00	0.00	153,984.39	0.00
C	07/01/26 - 07/30/26	30	0.00	156,977.16	0.00	156,977.16	0.00	0.00	0.00	156,977.16	0.00
D	07/01/26 - 07/30/26	30	0.00	65,035.00	0.00	65,035.00	0.00	0.00	0.00	65,035.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	81,687.88	0.00	81,687.88	0.00	0.00	0.00	81,687.88	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	46,997.90	0.00	46,997.90	0.00	0.00	0.00	46,997.90	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	42,720.15	0.00	42,720.15	0.00	0.00	0.00	42,720.15	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	38,455.64	0.00	38,455.64	0.00	0.00	0.00	38,455.64	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	38,451.23	0.00	38,451.23	0.00	0.00	0.00	38,451.23	0.00
K-RR	07/01/26 - 07/30/26	30	2,045,155.41	70,018.92	0.00	70,018.92	16,062.64	0.00	0.00	53,956.28	2,070,246.61
Totals			2,045,155.41	2,743,384.15	0.00	2,743,384.15	16,062.64	0.00	0.00	2,727,321.51	2,070,246.61

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	Additional Information
Total Available Distribution Amount (1)	3,248,900.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,754,311.05	Master Servicing Fee	4,652.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,579.62
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	267.56
ARD Interest	0.00	Operating Advisor Fee	976.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	160.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,754,311.05	Total Fees	10,926.91

Principal		Expenses/Reimbursements
Scheduled Principal	521,579.11	Reimbursement for Interest on Advances	123.02
Unscheduled Principal Collections		ASER Amount	5,852.26
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,087.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	521,579.11	Total Expenses/Reimbursements	16,062.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,727,321.51
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	521,579.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,248,900.62
Total Funds Collected	3,275,890.16	Total Funds Distributed	3,275,890.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	621,433,402.25	621,433,402.25	Beginning Certificate Balance	621,433,402.25
(-) Scheduled Principal Collections	521,579.11	521,579.11	(-) Principal Distributions	521,579.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	620,911,823.14	620,911,823.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	621,872,854.60	621,872,854.60	Ending Certificate Balance	620,911,823.14
Ending Actual Collateral Balance	621,357,868.84	621,357,868.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP	Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP
1,000,000 or less	2	1,925,000.00	0.31%	30	5.9797	1.514705	1.30 or less	6	66,921,381.58	10.78%	29	5.3601	0.942918
1,000,001 to 2,000,000	2	3,186,250.00	0.51%	28	5.2238	2.419550	1.31 to 1.40	2	29,725,060.65	4.79%	29	5.1034	1.348082
2,000,001 to 3,000,000	2	4,796,124.39	0.77%	28	5.4269	3.196402	1.41 to 1.50	2	41,500,000.00	6.68%	29	5.2313	1.507945
3,000,001 to 4,000,000	1	3,469,880.44	0.56%	30	5.4300	1.628100	1.51 to 1.75	10	111,037,960.18	17.88%	29	5.2264	1.556820
4,000,001 to 5,000,000	4	18,338,827.04	2.95%	29	5.1755	1.927121	1.76 to 2.00	7	102,222,152.53	16.46%	29	4.9750	1.894951
5,000,001 to 6,000,000	4	21,658,165.32	3.49%	29	5.4192	1.696053	2.01 to 2.25	5	42,850,076.05	6.90%	28	4.9694	2.138769
6,000,001 to 7,000,000	1	6,447,682.84	1.04%	30	5.3000	1.690000	2.26 to 2.50	8	124,431,990.22	20.04%	30	5.0831	2.337081
7,000,001 to 8,000,000	5	37,163,643.15	5.99%	30	5.3559	2.647396	2.51 to 3.00	2	9,662,685.62	1.56%	30	5.2500	2.810528
8,000,001 to 9,000,000	4	33,505,088.15	5.40%	29	5.1960	1.958076	3.01 or greater	4	21,272,205.43	3.43%	28	5.2113	3.676301
9,000,001 to 10,000,000	2	20,000,000.00	3.22%	28	5.0125	2.078500	Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081
10,000,001 to 15,000,000	9	110,741,720.39	17.84%	29	5.2516	1.735231
15,000,001 to 20,000,000	3	52,603,578.71	8.47%	29	5.0872	1.792630
20,000,001 to 30,000,000	3	73,437,551.83	11.83%	29	5.0423	1.691007
30,000,001 to 50,000,000	3	109,350,000.00	17.61%	29	4.9454	1.901921
50,000,001 or greater	1	53,000,000.00	8.54%	30	5.1000	1.535500
Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	71,288,310.88	11.48%	29	5.2238	NAP
							Defeased	13	71,288,310.88	11.48%	29	5.2238	NAP
Arizona	1	12,290,037.29	1.98%	30	5.9500	0.746400
							Industrial	2	21,900,000.00	3.53%	30	5.3626	1.785948
California	10	100,985,076.88	16.26%	29	5.0796	1.636595
							Lodging	6	73,726,982.42	11.87%	30	5.4602	2.250500
Colorado	1	8,500,000.00	1.37%	30	4.8700	2.402200
							Mixed Use	3	20,975,642.07	3.38%	29	5.3392	1.439926
Delaware	1	10,000,000.00	1.61%	27	4.7350	3.085200
							Mobile Home Park	4	10,879,513.07	1.75%	30	5.4073	2.417892
Florida	3	45,775,289.32	7.37%	30	5.2194	2.310357
							Multi-Family	7	85,130,297.39	13.71%	29	5.2592	1.766938
Georgia	6	27,326,766.46	4.40%	30	5.0837	2.417852
							Office	10	110,722,743.49	17.83%	29	4.9549	1.962233
Illinois	2	9,236,250.00	1.49%	30	5.0386	2.284745
							Retail	14	197,519,229.65	31.81%	29	5.0337	1.702842
Iowa	1	994,000.00	0.16%	30	5.9700	1.517800
							Self Storage	3	24,580,095.39	3.96%	28	4.8888	2.131169
Michigan	2	7,378,682.84	1.19%	30	5.3871	1.667465
							Totals	62	620,911,823.14	100.00%	29	5.1470	1.840081
Missouri	1	35,000,000.00	5.64%	29	4.8220	1.806600

New Jersey	1	8,666,858.85	1.40%	28	4.7500	2.232500

New York	5	55,685,403.30	8.97%	29	5.1919	1.529339

North Carolina	2	19,465,555.53	3.13%	30	5.2679	1.953717

Ohio	2	12,912,779.59	2.08%	29	5.3307	1.263229

Oklahoma	1	7,517,685.62	1.21%	30	5.2500	2.805800

Oregon	1	2,145,000.00	0.35%	29	5.2500	2.827100

Texas	3	51,281,145.35	8.26%	29	5.2695	1.959907

Utah	1	10,849,082.59	1.75%	29	5.1500	1.529200

Virginia	2	67,321,481.94	10.84%	30	5.1404	1.500888

Washington	1	3,469,880.44	0.56%	30	5.4300	1.628100

West Virginia	1	40,350,000.00	6.50%	30	4.8800	2.316700

Wisconsin	1	8,283,527.48	1.33%	28	5.7500	2.292300

Totals	62	620,911,823.14	100.00%	29	5.1470	1.840081

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP	Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP
	4.7500% or less	4	51,723,248.94	8.33%	28	4.7471	2.260369	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	9	145,734,556.09	23.47%	29	4.9017	2.067579	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	12	203,926,277.91	32.84%	30	5.1583	1.690205	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2501% to 5.5000%	12	97,101,691.40	15.64%	29	5.3342	1.604978	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 5.7500%	5	29,851,619.59	4.81%	28	5.6282	1.880445	49 months or greater	46	549,623,512.26	88.52%	29	5.1370	1.856069
	5.7501% or greater	4	21,286,118.33	3.43%	30	5.9029	2.125815	Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081
	Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP	Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP
	60 months or less	46	549,623,512.26	88.52%	29	5.1370	1.856069	Interest Only	22	328,947,085.36	52.98%	29	5.0911	1.819183
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	220,676,426.90	35.54%	29	5.2054	1.911054
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081	Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	71,288,310.88	11.48%	29	5.2238	NAP			No outstanding loans in this group
Underwriter's Information		2	20,665,835.36	3.33%	30	5.2100	1.940000
	12 months or less	42	504,887,239.34	81.31%	29	5.1470	1.862372
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	24,070,437.56	3.88%	29	4.8652	1.651821
	Totals	57	620,911,823.14	100.00%	29	5.1470	1.840081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	28002172	LO	Fort Walton Beach	FL	Actual/360	5.210%	110,463.40	81,941.67	0.00	N/A	02/06/29	--	24,621,896.17	24,539,954.50	08/06/26
1A	28202172				Actual/360	5.210%	59,283.75	23,175.57	0.00	N/A	02/06/29	--	13,214,134.44	13,190,958.87	08/06/26
1B	28302172				Actual/360	5.210%	33,594.12	13,132.83	0.00	N/A	02/06/29	--	7,488,009.32	7,474,876.49	08/06/26
2	310948215	RT	Bristow	VA	Actual/360	5.100%	232,758.33	0.00	0.00	N/A	02/01/29	--	53,000,000.00	53,000,000.00	08/01/26
4	300571914	RT	Charleston	WV	Actual/360	4.880%	169,559.67	0.00	0.00	N/A	02/06/29	--	40,350,000.00	40,350,000.00	08/06/26
5	883100949	OF	Town & Country	MO	Actual/360	4.822%	145,329.72	0.00	0.00	N/A	01/06/29	--	35,000,000.00	35,000,000.00	08/06/26
6	310948227	MF	Grapevine	TX	Actual/360	5.150%	150,780.56	0.00	0.00	N/A	01/11/29	--	34,000,000.00	34,000,000.00	08/11/26
7	883100953	RT	Brooklyn	NY	Actual/360	5.130%	118,278.56	0.00	0.00	N/A	01/06/29	--	26,775,000.00	26,775,000.00	08/06/26
8	300571904	RT	Roseville	CA	Actual/360	4.750%	90,626.56	33,981.95	0.00	N/A	01/06/29	--	22,156,579.28	22,122,597.33	08/06/26
9	310947479	OF	Various	GA	Actual/360	5.000%	83,958.33	0.00	0.00	N/A	02/11/29	--	19,500,000.00	19,500,000.00	08/11/26
10	883100957	MF	Pasadena	CA	Actual/360	5.320%	81,085.67	0.00	0.00	N/A	01/01/29	--	17,700,000.00	17,700,000.00	08/01/26
11	310948329	OF	Westminster	CA	Actual/360	4.930%	65,513.67	28,548.27	0.00	N/A	01/11/29	--	15,432,126.98	15,403,578.71	12/11/25
13	28302192	OF	Norfolk	VA	Actual/360	5.290%	65,328.59	19,815.38	0.00	N/A	01/06/29	--	14,341,297.32	14,321,481.94	08/06/26
14	28002193	IN	Mooresville	NC	Actual/360	5.239%	64,963.60	0.00	0.00	N/A	02/06/29	--	14,400,000.00	14,400,000.00	08/06/26
15	310948106	SS	San Diego	CA	Actual/360	5.000%	58,829.83	17,398.84	0.00	N/A	12/11/28	--	13,663,701.47	13,646,302.63	08/11/26
16	28002199	MF	Auburn Hills	MI	Actual/360	5.350%	60,816.98	17,919.35	0.00	N/A	11/06/28	--	13,201,152.60	13,183,233.25	08/06/26
17	28002201	LO	Yuma	AZ	Actual/360	5.950%	63,066.36	18,930.35	0.00	N/A	02/06/29	--	12,308,967.64	12,290,037.29	08/06/26
20	310948609	RT	Murray	UT	Actual/360	5.150%	48,181.10	15,430.96	0.00	N/A	01/11/29	--	10,864,513.55	10,849,082.59	08/11/26
21	310948066	SS	Various	Various	Actual/360	4.750%	44,782.32	14,685.48	0.00	N/A	12/11/28	--	10,948,478.24	10,933,792.76	08/11/26
22	28002188	MF	New York	NY	Actual/360	5.355%	50,262.62	0.00	0.00	N/A	02/06/29	--	10,900,000.00	10,900,000.00	08/06/26
23	300571898	RT	Plano	TX	Actual/360	5.300%	46,653.32	12,208.97	0.00	N/A	12/06/28	--	10,222,273.28	10,210,064.31	08/06/26
24	883100956	OF	Wilmington	DE	Actual/360	4.735%	40,773.61	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	08/06/26
25	321470025	MU	Santa Monica	CA	Actual/360	5.290%	45,552.78	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	08/06/26
26	883100958	SS	Enterprise	AL	Actual/360	4.580%	39,438.89	0.00	0.00	N/A	02/06/29	11/06/28	10,000,000.00	10,000,000.00	08/06/26
27	310946347	IN	La Puente	CA	Actual/360	4.780%	41,161.11	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	08/11/26
28	300571903	RT	Rockaway	NJ	Actual/360	4.750%	35,517.95	16,646.78	0.00	N/A	12/06/28	--	8,683,505.63	8,666,858.85	08/06/25
29	321470029	LO	Oconomowoc	WI	Actual/360	5.750%	41,120.52	21,318.29	0.00	N/A	12/11/28	--	8,304,845.77	8,283,527.48	08/11/26
30	321470030	RT	Holland	OH	Actual/360	5.450%	37,901.48	21,375.72	0.00	N/A	01/06/29	--	8,076,077.54	8,054,701.82	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	300571915	LO	Orlando	FL	Actual/360	5.920%	43,326.38	13,143.22	0.00	N/A	02/06/29	11/06/28	8,499,071.71	8,485,928.49	08/06/26
32	410948150	OF	Colorado Springs	CO	Actual/360	4.870%	35,645.69	0.00	0.00	N/A	02/11/29	--	8,500,000.00	8,500,000.00	08/11/26
34	28002194	LO	Laredo	TX	Actual/360	5.800%	35,405.12	17,820.35	0.00	N/A	02/06/29	--	7,088,901.39	7,071,081.04	08/06/26
35	321470035	MH	Various	OK	Actual/360	5.160%	34,237.65	10,860.36	0.00	N/A	02/11/29	11/11/28	7,705,397.03	7,694,536.67	08/11/26
36	300571910	MF	Tulsa	OK	Actual/360	5.250%	34,037.03	11,243.67	0.00	N/A	02/06/29	--	7,528,929.29	7,517,685.62	08/06/26
37	300571912	RT	Elgin	IL	Actual/360	4.950%	32,395.00	0.00	0.00	N/A	02/06/29	--	7,600,000.00	7,600,000.00	08/06/26
38	310946929	IN	Rancho Dominguez	CA	Actual/360	5.600%	36,166.67	0.00	0.00	N/A	01/11/29	--	7,500,000.00	7,500,000.00	08/11/26
39	321470039	OF	Bloomfield Hills	MI	Actual/360	5.300%	29,473.20	10,231.08	0.00	N/A	02/11/29	--	6,457,913.92	6,447,682.84	08/11/26
40	300571902	SS	Greenville	SC	Actual/360	5.480%	29,793.22	8,447.88	0.00	N/A	12/06/28	09/06/28	6,313,609.21	6,305,161.33	08/06/26
41	28002179	MF	Detroit	MI	Actual/360	5.550%	28,523.18	7,873.61	0.00	N/A	12/06/28	--	5,968,231.98	5,960,358.37	08/06/26
42	300571916	LO	Pisgah Forest	NC	Actual/360	5.350%	23,399.00	13,515.88	0.00	N/A	02/06/29	--	5,079,071.41	5,065,555.53	08/06/26
44	300571905	MF	Modesto	CA	Actual/360	5.550%	26,879.68	7,376.12	0.00	N/A	01/06/29	--	5,624,343.84	5,616,967.72	08/06/26
45	28002129	MU	Brooklyn	NY	Actual/360	5.593%	27,933.93	0.00	0.00	N/A	12/06/28	--	5,800,000.00	5,800,000.00	08/06/26
47	28002195	MU	Peachtree City	GA	Actual/360	5.150%	22,984.99	7,319.47	0.00	N/A	02/06/29	--	5,182,961.54	5,175,642.07	07/06/26
48	883100961	MH	Indiantown	FL	Actual/360	5.300%	21,754.87	8,231.58	0.00	N/A	02/06/29	--	4,766,739.82	4,758,508.24	08/06/26
49	28002185	MF	Pataskala	OH	Actual/360	5.133%	21,499.73	6,021.73	0.00	N/A	12/06/28	--	4,864,099.50	4,858,077.77	08/06/26
50	321470050	MF	Tonawanda	NY	Actual/360	5.400%	21,128.08	6,106.16	0.00	N/A	02/11/29	--	4,543,672.44	4,537,566.28	08/11/26
51	410947447	RT	Madera	CA	Actual/360	4.840%	17,473.41	7,826.71	0.00	N/A	02/11/29	--	4,192,501.46	4,184,674.75	08/11/26
52	321470052	MH	Muncie	IN	Actual/360	5.400%	19,658.18	6,172.24	0.00	N/A	01/11/29	--	4,227,564.98	4,221,392.74	08/11/26
53	321470053	MH	Olympia	WA	Actual/360	5.430%	16,267.44	9,165.98	0.00	N/A	02/11/29	--	3,479,046.42	3,469,880.44	08/11/26
54	410947116	SS	Brownstown	MI	Actual/360	4.850%	12,383.01	5,558.51	0.00	N/A	01/11/29	10/11/28	2,965,005.20	2,959,446.69	08/11/26
57	321470057	MH	Various	GA	Actual/360	5.570%	12,737.06	4,428.60	0.00	N/A	12/11/28	--	2,655,552.99	2,651,124.39	08/11/26
58	410947648	RT	Beaverton	OR	Actual/360	5.250%	9,697.19	0.00	0.00	N/A	01/11/29	--	2,145,000.00	2,145,000.00	08/11/26
59	883100936	RT	Chicago	IL	Actual/360	5.450%	7,679.01	0.00	0.00	N/A	12/06/28	--	1,636,250.00	1,636,250.00	08/06/26
60	600945197	OF	Mountain View	CA	Actual/360	4.985%	6,653.59	0.00	0.00	N/A	12/11/28	--	1,550,000.00	1,550,000.00	08/11/26
61	321470061	MH	Chapel Hill	NC	Actual/360	5.590%	6,856.85	1,888.24	0.00	N/A	10/11/28	--	1,424,470.45	1,422,582.21	08/11/26
62	410948541	MF	Cleveland	OH	Actual/360	5.300%	4,826.35	1,837.31	0.00	N/A	01/11/29	--	1,057,508.44	1,055,671.13	08/11/26
63	28002202	RT	New Hampton	IA	Actual/360	5.970%	5,109.99	0.00	0.00	02/06/29	02/06/34	--	994,000.00	994,000.00	08/06/26

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
64	28002203	RT	Pinconning	MI	Actual/360	5.990%	4,802.15	0.00	0.00 02/06/29	02/06/34	--	931,000.00	931,000.00	08/06/26
Totals							2,754,311.05	521,579.11	0.00			621,433,402.25	620,911,823.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,451,898.50	9,942,106.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,507,962.19	2,172,953.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,857,174.01	1,200,172.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,940,951.98	898,361.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,913,730.55	1,368,910.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,468,957.12	1,419,934.93	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,981,514.86	747,949.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,477,421.98	648,788.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,574,090.70	362,239.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,633,802.48	813,105.04	01/01/24	06/30/24	02/27/26	1,379,933.60	34,169.65	87,986.43	723,653.79	0.00	0.00
13	6,071,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,466,634.80	369,468.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,817,761.17	492,591.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	918,037.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,359,402.86	304,627.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,547,010.25	773,886.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,333,583.72	334,662.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,197,775.11	304,198.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,975,542.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	643,942.00	155,995.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,388,848.29	722,575.18	01/01/24	06/30/24	07/13/26	0.00	0.00	52,039.11	625,531.76	0.00	0.00
29	1,644,524.49	1,879,584.57	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	568,040.07	302,469.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,515,725.20	556,882.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	3,262,271.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,438,661.32	800,099.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	906,691.00	226,672.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	636,195.41	321,114.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	872,715.87	442,657.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,027,275.47	997,554.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	508,195.83	131,547.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	518,401.52	282,186.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	756,075.85	0.00	--	--	--	0.00	0.00	30,282.14	30,282.14	0.00	0.00
48	810,721.17	218,040.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	587,368.50	326,123.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	694,196.83	364,898.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	600,013.22	104,456.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	500,462.66	125,167.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	729,258.81	363,941.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	276,310.64	165,242.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	161,700.00	80,850.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	283,775.71	255,725.54	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	92,672.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	86,815.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	77,006,035.38	30,977,740.88				1,379,933.60	34,169.65	170,307.68	1,379,467.69	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	24,070,437.56	1	8,666,858.85	0	0.00	0	0.00	0	0.00	0	0.00	5.146966%	5.111090%	29
07/17/26	0	0.00	0	0.00	2	24,115,632.61	1	8,683,505.63	0	0.00	0	0.00	0	0.00	0	0.00	5.147060%	5.116939%	30
06/17/26	0	0.00	0	0.00	2	24,163,891.15	1	8,701,228.00	0	0.00	0	0.00	0	0.00	0	0.00	5.147160%	5.117028%	31
05/15/26	0	0.00	0	0.00	2	24,208,696.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.147252%	5.117110%	32
04/17/26	0	0.00	0	0.00	2	24,256,579.27	0	0.00	1	0.00	0	0.00	1	6,130,000.00	1	113,131.39	5.147352%	5.117198%	33
03/17/26	0	0.00	0	0.00	3	30,100,997.97	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.146606%	5.114315%	34
02/18/26	0	0.00	0	0.00	3	30,155,064.50	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.146716%	5.114416%	35
01/16/26	0	0.00	0	0.00	3	30,199,072.42	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.146802%	5.114493%	36
12/17/25	0	0.00	0	0.00	3	30,242,896.79	0	0.00	1	5,800,000.00	0	0.00	0	0.00	1	5,690,929.30	5.146409%	5.115168%	35
11/18/25	0	0.00	1	8,821,072.51	2	21,468,761.70	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.147019%	5.115888%	36
10/20/25	1	8,837,091.08	0	0.00	2	21,496,188.96	0	0.00	1	5,800,000.00	0	0.00	0	0.00	1	14,293,393.86	5.147097%	5.115958%	37
09/17/25	0	0.00	2	24,579,852.61	1	5,800,000.00	0	0.00	1	5,800,000.00	0	0.00	0	0.00	0	0.00	5.149470%	5.123623%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	310948329	12/11/25	7	6	87,986.43	723,653.79	195,349.84	15,639,072.26	09/24/25	2
28	300571903	08/06/25	11	6	52,039.11	625,531.76	42,690.50	8,870,091.49	12/09/24	2		04/29/26
47	28002195	07/06/26	0	B	30,282.14	30,282.14	0.00	5,182,961.54
Totals					170,307.68	1,379,467.69	238,040.34	29,692,125.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		618,986,823	594,916,386	15,403,579		8,666,859
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,925,000	1,925,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	620,911,823	596,841,386	0	0	15,403,579	8,666,859
Jul-26	621,433,402	597,317,770	0	0	15,432,127	8,683,506
Jun-26	621,995,239	597,831,348	0	0	15,462,663	8,701,228
May-26	622,511,935	598,303,239	0	0	24,208,696	0
Apr-26	623,069,067	598,812,488	0	0	24,256,579	0
Mar-26	635,483,544	605,382,546	0	0	24,300,998	5,800,000
Feb-26	636,097,260	605,942,196	0	0	24,355,065	5,800,000
Jan-26	636,576,785	606,377,712	0	0	24,399,072	5,800,000
Dec-25	684,554,147	654,311,250	0	0	24,442,897	5,800,000
Nov-25	690,772,740	660,482,906	0	8,821,073	15,668,762	5,800,000
Oct-25	691,253,181	660,919,901	8,837,091	0	15,696,189	5,800,000
Sep-25	706,095,526	675,715,674	0	24,579,853	0	5,800,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	310948329	15,403,578.71	15,639,072.26	16,400,000.00	10/27/25	747,901.54	1.32510	06/30/24	01/11/29	268
13	28302192	14,321,481.94	14,321,481.94	87,000,000.00	11/08/18	5,606,137.00	1.37280	12/31/25	01/06/29	270
28	300571903	8,666,858.85	8,870,091.49	25,700,000.00	03/04/26	698,756.18	2.23250	06/30/24	12/06/28	267
Totals		38,391,919.50	38,830,645.69	129,100,000.00		7,052,794.72

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	310948329	OF	CA	09/24/25	2

The Loan has transferred to Special Servicing as of 9/24/2025 for payment default. The collateral consists of a three-building, mid-rise, multi-tenant office campus totaling 129,655 SF located in Westminster, CA. PNA and Hello Letter have been delivered a nd PNA has been executed. Borrower has presented a modification proposal. The Special Servicer is reviewing this request and has asked the Borrower for further operating information, which has not been provided to Lender's satisfaction as of the date of t his comment. The Special Servicer has also sent a formal demand through counsel, to the Borrower, to comply with the Cash Management Agreement. AM toured the property 10.27.2025- no major property condition concerns noted. Appraisal received and finalized . Receivership motion has been denied by the court. NOD has been filed with the substitute trustee for non-judicial foreclosure. The Borrower filed a lawsuit against the Lender 3/12/2026 and litigation is currently ongoing, however, the Court's initial ru ling was in Lender's favor. Borrower has 15 days to amend.
13	28302192	OF	VA	05/08/26	2

08/06/2026 - The Loan is in a Cash Trap. Borrower continues to try to lease the Property (currently 66.76% occupied) to improve cash flow.Borrower is not allowed by the documents to utilize funds in the Excess Cash Reserve to pay for CapEx at the Prope rty. The 700-ton cooling tower at the Property is inoperable and needs $255K of repairs. The property is currently being cooled by only a single smaller unit. Borrower previously requested a one-time emergency waiver (that was granted and allowed to be funded from Excess Cash) to repair the high-rise elevator that was at risk of being red-flagged by the City of Norfolk. Borrower refuses to fund needed CapEx out-of-pocket. Lender will consider all available legal remedies to avoid waste at the Propert y and maximize value while preserving the collateral.
28	300571903	RT	NJ	12/09/24	2

Loan transferred to Special Servicing effective 12/9/2024 due to a non-monetary default. Collateral is a 86,615 sf retail Property located in Rockaway, NJ. Interest currently paid to 8/6/2025. Defaults include Borrower's failure to obtain

Noteholder's con sent to both a modification of a Major Tenant lease as well as change of use from retail to residential of a portion of the Property. Hello Letter has been noticed. Legal counsel has been engaged on behalf of the Trust. No PNL has been signed; all loan re solution discussions are going through Counsel. Borrower filed suit against Noteholder as of 1/9/2025 seeking a declaratory judgment that it is not in default under the loan documents and alleging various other Lender defaults. On 7/18/2025, Court granted Noteholder's motion to dismiss the Borrower action. Borrower filed an amended complaint against the Noteholder on 8/18/2025. The Court granted Noteholder's motion to dismiss again with prejudice in

December 2025. The Borrower subsequently filed a motion for reconsideration which was denied by the court on 3/27/2026 and an appeal is ongoing. A Foreclosure Complaint was filed on 4/29/2026.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	600947421	15,584,217.79	5.26000%	15,584,217.79 5.26000%		10	11/16/20	10/11/20	12/11/20
17	28002201	13,534,307.40	5.95000%	13,534,307.40 5.95000%		10	05/06/20	05/06/20	06/11/20
31	300571915	9,330,845.04	5.92000%	8,500,000.00 5.92000%		10	08/13/20	08/06/20	09/11/20
42	300571916	5,944,658.44	5.35000%	5,944,658.44 5.35000%		10	04/06/20	04/06/20	06/11/20
Totals		44,394,028.67		43,563,183.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	300571906 05/16/25	11,424,965.06	8,500,000.00	10,887,707.29	3,697,580.23	10,887,707.29	7,190,127.06	4,234,838.00	0.00	1,587,676.32	2,647,161.68	21.34%
46	300571907 04/17/26	5,800,000.00	5,100,000.00	2,298,723.10	2,185,591.71	2,298,723.10	113,131.39	5,686,868.61	0.00	0.00	5,686,868.61	98.04%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,224,965.06	13,600,000.00	13,186,430.39	5,883,171.94	13,186,430.39	7,303,258.45	9,921,706.61	0.00	1,587,676.32	8,334,030.29

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	300571906	12/17/25	0.00	0.00	2,647,161.68	0.00	0.00	(182,885.46)	0.00	0.00	2,647,161.68
		11/18/25	0.00	0.00	2,830,047.14	0.00	0.00	(51,160.72)	0.00	0.00
		08/15/25	0.00	0.00	2,881,207.86	0.00	0.00	(1,353,630.14)	0.00	0.00
		05/16/25	0.00	0.00	4,234,838.00	0.00	0.00	4,234,838.00	0.00	0.00
46	300571907	04/17/26	0.00	0.00	5,686,868.61	0.00	0.00	5,686,868.61	0.00	0.00	5,686,868.61
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,334,030.29	0.00	0.00	8,334,030.29	0.00	0.00	8,334,030.29

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	3,500.00	0.00	0.00	5,852.26	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,087.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	123.02	0.00	0.00	0.00
Total	0.00	0.00	10,087.36	0.00	0.00	5,852.26	0.00	0.00	123.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,062.64

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29